Accrued Expenses	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2014 and September 30, 2014:

	December 31,	September 30,
	2014	2014
Accrued royalties	$7,077	$-
Accrued taxes - foreign and domestic	108,247	203,941
Accrued interest	1,076,010	504,124
Accrued payroll, taxes and employee benefits	552,268	822,847
Accrued consulting	133,650	267,300
Accrued outside services	11,458	23,562
Accrued travel costs	35,000	96,922
Accrued settlement costs	50,000	52,000
Accrued board of directors fees	240,000	120,000
Accrued cellular costs	48,150	25,000
Accrued legal costs	100,000	6,454
Accrued warranty and manufacturing costs	17,092	14,031
Accrued other expenses	497,706	277,376

Total accrued expenses	$2,876,658	$2,413,557

Accrued expenses consisted of the following as of September 30, 2014 and 2013:

	2014	2013
Accrued royalties	$-	$714,400
Accrued payroll, taxes and employee benefits	822,847	473,179
Accrued consulting	267,300	317,300
Accrued taxes - foreign and domestic	203,941	262,880
Accrued settlement costs	52,000	76,000
Accrued board of directors fees	120,000	68,090
Accrued other expenses	374,298	65,903
Accrued legal costs	6,454	57,001
Accrued cellular costs	25,000	55,000
Accrued outside services	23,562	33,022
Accrued warranty and manufacturing costs	14,031	30,622
Accrued interest	504,124	27,394
Total accrued expenses	$2,413,557	$2,180,791